SCHEDULE OF INFORMATION ABOUT TRADE PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade payables		¥ 3,079